DEAR CONTRACTHOLDER:

--------------------------------------------------------------------------------

     Emerging markets continued to experience sharp losses for the second quarter. The average emerging market fund declined 19.71% for the latest quarter and is down 15.60% through the first half, according to Lipper Analytical Services, Inc. The Lexington Emerging Markets Fund, Inc., has fared better although returns are still negative. Through the first six months the Fund has returned -14.25* while falling 15.30* during the second quarter. The unmanaged Morgan Stanley Emerging Markets Free Index has suffered most with a second quarter return of -23.6%** and a first half decline of 18.9%**.

     The Fund's outperformance can be attributed to large weightings in Greece and Israel, while maintaining relatively small weightings in Asia, Russia, South Africa and Brazil. Greek equities gained 17.8% during the latest quarter outperforming all emerging market indices. Stocks in Greece have benefited from the government's drive to prepare Greece for European Monetary Union by 2001. Asia continued to be represented by some of the worst performing markets, during the second quarter Indonesia fell 53%, Thailand 51%, and Malaysia 46%. Concerns over potential devaluation pushed Russian equities to a decline of 53%.

     The economic environment for most emerging markets remains negative. Several Asian economies will experience double digit declines in GDP. Inflation is surging due to dramatic declines in local currencies. Unemployment is rising sharply while consumer demand has collapsed. The risk of social unrest as we have seen in Indonesia, remains high. As a consequence of Asian troubles commodity prices have fallen sharply, which in turn has damaged commodity-producing economies of Latin America, Russia, and South Africa. Investors are demanding high interest rates to compensate for the heightened risk levels.

     Unfortunately, there is no one magic cure for these difficult problems. However, share prices have already reflected quite a bit of bad news. Positive movement toward solving Asia's problems could result in strong share gains. The focus has recently shifted to Japan. Japan is mired in deep recession while still not aggressively addressing its structural problems. Asia needs a strong Japan to help revive the region. The Japanese government has announced plans to clean up the financial system. Fixing the banking problem will prove difficult and time consuming. Investors have been disappointed before by Japanese policy so the focus will be on action not words. China must also avoid devaluation, which would unsettle the region. For now it appears a devaluation can be avoided in the near future, however, pressure is building as Chinese exports continue to suffer. Governments must also become more investor friendly to attract the capital which is desperately needed. The problems are too complex to fully address here, but it is clear that growth in emerging market economies will decline. A sharp economic recovery is not expected as the problems are too deep. Economic activity is likely to remain depressed for several years.

     The Fund will continue to follow a defensive posture. Greek equities continue to offer excellent long-term opportunity as inflation and interest rates fall. Since joining the European exchange rate mechanism in March, Greek equities have gained greater correlation with developed markets and as such have performed well. Opportunities do exist even in regions suffering sharp economic downturns. Many stocks can be bought at very depressed price levels and with a long-term investment horizon the potential for superior returns is there. The focus continues to be on stock selection of financially healthy companies that can ride through these trying times.

                                   Sincerely,

      /s/ Richard T. Saler                               /s/ Robert M. DeMichele
      --------------------                               -----------------------
      Richard T. Saler                                   Robert M. DeMichele
      Portfolio Manager                                  President
      August, 1998                                       August, 1998

 * -34.10% and -5.42% are the one year and since commencement (3/30/94) average annual standard total returns, respectively, for the period ended June 30, 1998. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

** All country and regional returns are from the corresponding Morgan Stanley Capital International Indices. Returns are dollar based with net dividends reinvested.

LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited)


NUMBER OF                                                                                  VALUE
 SHARES                             SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------
            COMMON STOCKS: 84.7%
            ARGENTINA: 2.9%
  109,806   Perez Companc S.A .......................................................    $ 551,292
                                                                                         ---------
            BRAZIL: 9.9%
  637,000   Cia Tecidos Norte De Mina (Preferred shares) ............................       89,497
   10,700   Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) ..........      242,087
  747,000   Empresa Nacional de Comercio Redito .....................................        1,873
  992,000   Light - Servicos de Electricidade S.A ...................................      304,477
1,124,000   Petroleo Brasileiro S.A. (Preferred shares) .............................      208,939
   30,000   Souza Cruz S.A ..........................................................      223,066
1,566,000   Telecomunicacoes de Sao Paulo S.A .......................................      368,277
   73,598   Telecomunicacoes de Sao Paulo S.A. (Rights) (Preferred shares)2 .........        1,177
2,220,000   Telecomunicacoes do Rio de Janeiro S.A. (Preferred shares) ..............      166,988
2,220,000   Telerj Celular S.A. "B" (Preferred shares)2 .............................      132,036
1,566,000   Telesp Celular S.A. "B" (Preferred shares)2 .............................      129,980
                                                                                         ---------
                                                                                         1,868,397
                                                                                         ---------
            CANADA: 1.2%
   10,000   Bell Canada International, Inc.2 ........................................      235,312
                                                                                         ---------
            CHILE: 4.3%
   32,300   Banco Santander (ADR) ...................................................      415,862
   14,100   Vina Concha y Toro S.A. (ADR) ...........................................      401,850
                                                                                         ---------
                                                                                           817,712
                                                                                         ---------
            COLOMBIA: 0.9%
    9,700   Banco Ganadero S.A. (ADR) ...............................................      170,962
                                                                                         ---------
            CZECH REPUBLIC: 1.2%
   15,800   SPT Telekom AS2 .........................................................      218,352
                                                                                         ---------
            GREECE: 14.7%
    6,300   Alpha Credit Bank .......................................................      510,679
   33,720   Delta Dairy S.A. (Preferred shares) .....................................      388,975
    6,600   Ergo Bank S.A ...........................................................      564,063
   38,578   Hellenic Telecommunication Organization S.A .............................      988,917
   58,280   Michaniki S.A ...........................................................      306,454
                                                                                         ---------
                                                                                         2,759,088
                                                                                         ---------
            HONG KONG: 2.5%
  114,000   China Telecom (Hong Kong), Ltd.2 ........................................      197,882
  519,000   JCG Holdings, Ltd. ......................................................      144,007
1,265,000   Moulin International Holding, Ltd. ......................................      125,707
  119,416   Moulin International Holding, Ltd. (Warrants)2 ..........................          894
                                                                                         ---------
                                                                                           468,490
                                                                                         ---------
            HUNGARY: 2.0%
   10,500   Zalakeramia Rt ..........................................................      372,909
                                                                                         ---------
            INDIA: 2.8%
   11,650   Hindalco Industries, Ltd. (GDR)1 ........................................      163,100
   34,200   Videsh Sanchar Nigam, Ltd. (GDR)1,2 .....................................      365,940
                                                                                         ---------
                                                                                           529,040
                                                                                         ---------


LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


NUMBER OF                                                                                  VALUE
 SHARES                             SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------
            INDONESIA: 0.6%
  258,000   PT Timah Tbk ............................................................    $ 115,490
                                                                                         ---------
            ISRAEL: 5.0%
  164,000   Bank Hapoalim, Ltd. .....................................................      495,908
   13,000   Teva Pharmaceutical Industries, Ltd. (ADR) ..............................      457,438
                                                                                         ---------
                                                                                           953,346
                                                                                         ---------
            MALAYSIA: 4.5%
   88,000   Austral Enterprises Bhd .................................................       74,262
   74,000   Berjaya Sports Toto Bhd .................................................      109,729
  326,000   Hap Seng Consolidated Bhd ...............................................      172,924
  128,000   Highlands and Lowlands Bhd ..............................................       90,426
  156,000   Kuala Lumpur Kepong Bhd .................................................      252,007
  382,000   Magnum Corporation Bhd ..................................................      141,840
                                                                                         ---------
                                                                                           841,188
                                                                                         ---------
            MEXICO: 7.0%
   40,000   Cemex S.A. de C.V. "B" ..................................................      176,274
    1,200   Cemex S.A. de CV CPO ....................................................        4,500
   35,000   Corporacion GEO, S.A. de C.V. "B"2 ......................................      194,747
   95,348   Corporacion Interamericana de Entretenimiento S.A. "B"2 .................      265,267
   12,713   Corporacion Interamericana de Entretenimiento S.A. "L"2 .................       29,710
    6,100   Grupo Casa Autrey, S.A. de C.V. (ADR) ...................................       39,650
   82,000   Grupo Financiero Banamex Accival, S.A. de C.V.2 .........................      159,692
  344,000   Grupo Financiero Bancomer, S.A. de C.V ..................................      128,243
  322,800   Grupo Industrial Maseco S.A. de C.V .....................................      234,933
   25,000   Grupo Industrial Saltillo, S.A. de C.V. "B" .............................       83,463
                                                                                         ---------
                                                                                         1,316,479
                                                                                         ---------
            PANAMA: 1.1%
    6,500   Banco Latinoamericano de Exportaciones, S.A. (ADR) ......................      199,875
                                                                                         ---------
            PHILIPPINES: 4.5%
  592,900   Ayala Corporation .......................................................      152,846
2,916,000   C & P Homes, Inc. .......................................................      146,849
2,886,000   Filinvest Land, Inc. ....................................................      121,807
1,070,000   Fortune Cement Corporation ..............................................       56,451
  474,262   International Container Terminal Service, Inc.2 .........................       54,023
  615,000   Ionics Circuit, Inc. ....................................................      195,413
1,211,200   Universal Robina Corporation ............................................      123,443
                                                                                         ---------
                                                                                           850,832
                                                                                         ---------
            POLAND: 1.5%
   22,562   Elektrim Towarzystwo Handlowe S.A .......................................      274,987
                                                                                         ---------
            PORTUGAL: 3.6%
    8,900   Espirito Santo Financial Group (ADR) ....................................      216,937
    8,564   Portugal Telecom S.A ....................................................      453,884
                                                                                         ---------
                                                                                           670,821
                                                                                         ---------


LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


NUMBER OF                                                                                  VALUE
 SHARES                             SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------
            RUSSIA: 2.5%
   11,800   Lukoil Holdings of Russia ...............................................   $   98,766
    2,900   Lukoil Holdings of Russia (ADR) .........................................       95,700
   73,500   Rostelecom2 .............................................................      167,212
  771,400   Unified Energy Systems ..................................................      101,053
                                                                                        ----------
                                                                                           462,731
                                                                                        ----------
            SINGAPORE: 3.2%
  104,000   Cerebos Pacific, Ltd. ...................................................      135,426
   87,000   Keppel Fels, Ltd. .......................................................      260,050
  233,400   Want Want Holdings ......................................................      172,716
   46,680   Want Want Holdings "A" ..................................................       30,809
                                                                                        ----------
                                                                                           599,001
                                                                                        ----------
            SOUTH AFRICA: 2.3%
    2,400   Liberty Life Association of Africa, Ltd. ................................       46,811
   19,600   Liberty Life Association of Africa, Ltd. ................................      384,678
                                                                                        ----------
                                                                                           431,489
                                                                                        ----------
            SOUTH KOREA: 0.4%
    6,050   Suheung Capsule .........................................................       73,587
                                                                                        ----------
            THAILAND: 1.5%
  328,000   Advance Agro Public Company, Ltd.2 ......................................      283,026
                                                                                        ----------
            TURKEY: 4.6%
6,468,814   Akbank T.A.S ............................................................      207,002
4,383,000   Arcelik A.S .............................................................      206,001
1,471,000   Eregli Demir Ve Celik Fabrikalari T.A.S .................................      229,476
  857,202   Petrol Ofisi A.S ........................................................      222,015
                                                                                        ----------
                                                                                           864,494
                                                                                        ----------
            TOTAL COMMON STOCKS (cost $21,368,646) ..................................   15,928,900
                                                                                        ----------

LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


PRINCIPAL                                                                                  VALUE
 AMOUNT                             SECURITY                                              (NOTE 1)
--------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATION: 7.0%
$6,500,000  U.S. Strip Bond, 0.00%, due 02/15/2027 (cost $1,216,139) ................  $ 1,315,535
                                                                                       -----------
            SHORT-TERM INVESTMENT: 5.2%
            U.S. GOVERNMENT OBLIGATION
 1,000,000  U.S Treasury Bills, 5.17%, due 11/12/98 (cost $981,184) .................      981,230
                                                                                       -----------
            TOTAL INVESTMENTS: 96.9% (cost $23,565,969+) (Note 1) ...................   18,225,665
            Other assets in excess of liabilities: 3.1% .............................      577,058
                                                                                       -----------
            TOTAL NET ASSETS: 100.0% (equivalent to $7.64 per share on
            2,460,503 shares outstanding) ...........................................  $18,802,723
                                                                                       ===========


1 Restricted security (Note 6).
2 Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
+ Aggregate cost for Federal income tax purposes is $23,621,117.

                                ---------------

At June 30, 1998, the composition of the Fund's net assets by industry concentration was as follows:

Banking ......................................   16.3%
Capital Equipment ............................    1.8
Construction and Housing .....................    2.4
Consumer (Durables) ..........................    1.1
Consumer (Non-Durables) ......................    9.1
Electrical and Electronics ...................    1.0
Energy Sources ...............................    2.3
Financial Services ...........................    3.1
Health and Personal Care .....................    3.7
Materials ....................................   11.1
Merchandising ................................    1.3
Multi-Industry ...............................    3.7
Oil and Gas Holding Companies ................    1.0
Real Estate ..................................    1.7
Services .....................................    2.9
Telecommunications ...........................   18.2
Trade ........................................    1.5
Transportation ...............................    0.3
U.S. Government Obligations ..................   12.2
Utilities ....................................    2.2
Other Assets .................................    3.1
                                                -----
   Total Net Assets ..........................  100.0%
                                                =====

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)


ASSETS
Investments, at value (cost $23,565,969) (Note 1) ........................   $ 18,225,665
Cash .....................................................................        563,486
Receivable for investment securities sold ................................          9,022
Receivable for shares sold ...............................................         35,399
Dividends and interest receivable ........................................         52,076
Foreign taxes recoverable ................................................            175
Unrealized gain on open forward contracts (Note 7) .......................         56,176
Deferred organization expense, net (Note 1) ..............................          3,342
                                                                             ------------
    Total Assets .........................................................     18,945,341
                                                                             ------------
LIABILITIES
Due to Lexington Management Corporation (Note 2) .........................         13,566
Payable for investment securities purchased ..............................         15,256
Payable for shares redeemed ..............................................         62,969
Accrued expenses .........................................................         50,827
                                                                             ------------
    Total Liabilities ....................................................        142,618
                                                                             ------------
NET ASSETS (equivalent to $7.64 per share on
  2,460,503 shares outstanding) (Note 3) .................................   $ 18,802,723
                                                                             ============
NET ASSETS consist of:
Capital stock--authorized 500,000,000 shares,
  $.001 par value per share ..............................................   $      2,461
Additional paid-in capital ...............................................     25,801,144
Undistributed net investment income ......................................        236,690
Accumulated net realized loss on investments and foreign currency holdings     (1,951,616)
Unrealized depreciation on investments and foreign currency holdings .....     (5,285,956)
                                                                             ------------
    TOTAL NET ASSETS .....................................................   $ 18,802,723
                                                                             ============


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (unaudited)


INVESTMENT INCOME
   Dividends .....................................................   $   321,501
   Interest ......................................................        81,810
                                                                     -----------
                                                                         403,311
   Less: foreign tax expense .....................................        18,324
                                                                     -----------
      Total investment income ....................................                    $   384,987
EXPENSES
   Investment advisory fee (Note 2) ..............................        92,580
   Custodian expenses ............................................        51,336
   Printing and mailing expenses .................................        14,473
   Professional fees .............................................        14,317
   Accounting expenses (Note 2) ..................................        11,418
   Directors' fees and expenses ..................................         7,752
   Computer processing fees ......................................         4,281
   Registration fees .............................................         2,977
   Amortization of organization costs ............................         2,208
   Transfer agent expenses (Note 2) ..............................         2,096
   Other expenses ................................................         3,935
                                                                     -----------
      Total expenses .............................................                        207,373
                                                                                      -----------
         Net investment income ...................................                        177,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 4)
   Net realized loss on:
      Investments ................................................    (2,672,697)
      Foreign currency transactions ..............................       (24,526)
                                                                     -----------
         Net realized loss .......................................                     (2,697,223)
   Net change in  unrealized  appreciation (depreciation) on:
      Investments ................................................      (664,112)
      Foreign currency translation of other assets and liabilities        54,062
                                                                     -----------
         Net change in unrealized depreciation ...................                       (610,050)
                                                                                      -----------
            Net realized and unrealized loss .....................                     (3,307,273)
                                                                                      -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................                    $(3,129,659)
                                                                                      ===========


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON EMERGING MARKETS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SIX MONTHS
                                                                          ENDED        YEAR ENDED
                                                                     JUNE 30, 1998     DECEMBER 31,
                                                                       (UNAUDITED)        1997
                                                                       -----------     -----------
Net investment income .............................................    $   177,614     $    71,584
Net realized gain (loss) from investment and foreign currency
  transactions ....................................................     (2,697,223)      1,372,507
Net change in unrealized appreciation (depreciation) of investments
  and foreign currency translation ................................       (610,050)     (5,093,187)
                                                                       -----------     -----------
       Decrease in net assets resulting from operations ...........     (3,129,659)     (3,649,096)
Distributions to shareholders from net investment income ..........           --           (19,143)
Increase (decrease) in net assets from capital
  share transactions (Note 3) .....................................     (2,120,079)      6,042,710
                                                                       -----------     -----------
               Net increase (decrease) in net assets ..............     (5,249,738)      2,374,471
NET ASSETS:
Beginning of period ...............................................     24,052,461      21,677,990
                                                                       -----------     -----------
End of period (including undistributed net investment income
  of $236,690 and $59,076, 1998 and 1997, respectively) ...........    $18,802,723     $24,052,461
                                                                       ===========     ===========


   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON EMERGING MARKETS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

Lexington Emerging Markets Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets. With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

LEXINGTON EMERGING MARKETS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     DEFERRED ORGANIZATION EXPENSES Organization expenses aggregating $22,290 have been deferred and are being amortized on a straight-line basis over five years.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 0.85% of the Fund's average daily net assets. For 1998, LMC has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fee and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1998.

The Fund reimburses LMC for certain expenses, including accounting costs of $11,418 which are incurred by the Fund, but paid by LMC.

3. CAPITAL STOCK

Transactions in capital stock were as follows:


                                                               Six months ended
                                                                June 30, 1998                    Year ended
                                                                  (unaudited)                 December 31, 1997
                                                           --------------------------      ------------------------
                                                             Shares          Amount          Shares        Amount
                                                           ---------      -----------      ---------    -----------
Shares sold ...........................................      579,381      $ 4,945,777      3,296,604    $35,635,710
Shares issued on reinvestment of dividends ............      --               --               1,696         19,143
                                                           ---------      -----------      ---------    -----------
                                                             579,381        4,945,777      3,298,300     35,654,853
Shares redeemed .......................................     (819,621)      (7,065,856)    (2,741,626)   (29,612,143)
                                                           ---------      -----------      ---------    -----------
  Net increase (decrease) .............................     (240,240)     $(2,120,079)       556,674    $ 6,042,710
                                                           =========      ===========      =========    ===========


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1998, excluding short-term securities, were $10,188,888 and $10,150,986, respectively.

At June 30, 1998, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,066,483 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,461,935.

LEXINGTON EMERGING MARKETS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997  (continued)

5. INVESTMENT AND CONCENTRATION RISKS

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

6. RESTRICTED SECURITIES

The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.


                                          Acquisition                   Average Cost        Market       Percent of
Security                                     Date           Shares        Per Share          Value       Net Assets
--------                                  -----------       ------      ------------       --------      ----------
Hindalco Industries,Inc. (GDR)              2/27/97         11,650         $32.58          $163,100        0.87%
Videsh Sanchar Nigam, Ltd. (GDR)             9/4/97         34,200          17.86           365,940        1.95
                                                                                           --------       -----
                                                                                           $529,040        2.82%
                                                                                           ========       =====


Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

7. FORWARD FOREIGN EXCHANGE CONTRACTS

At June 30, 1998, the Fund was committed to sell foreign currency under the following forward foreign exchange contract:


                                                          Contract        Contract                   Unrealized
                                          Settlement       Amount          Amount                      Gain at
Contract                                     Date     (Local Currency) (U.S. Dollars)     Value     June 30, 1998
--------                                  ----------  ---------------- --------------    --------   -------------
Malaysian Ringgit                           8/19/98       4,127,518      $1,037,656      $981,480       $56,176

                                       10



LEXINGTON EMERGING MARKETS FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data for a share outstanding throughout the period:



                                                                                                   MARCH 30, 1994
                                                    SIX MONTHS                                      (COMMENCEMENT
                                                       ENDED                                      OF OPERATIONS) TO
                                                   JUNE 30, 1998       YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                                                     --------------------------
                                                    (UNAUDITED)      1997       1996        1995         1994
                                                    -----------      -----      -----       -----      ------
Net asset value, beginning of period .............   $ 8.91      $   10.11     $  9.38    $  9.86      $10.00
                                                     ------         -------      ------    ------      ------
Income (loss) from investment operations:
  Net investment income ..........................     0.07           0.03        0.02       0.09        0.03
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency transactions ................    (1.34)         (1.22)       0.71      (0.48)       0.04
                                                     ------         -------      ------    ------      ------
      Total income (loss) from
        investment operations ....................    (1.27)         (1.19)       0.73      (0.39)       0.07
                                                     ------         -------      ------    ------      ------
Less distributions:
  Distributions from net
    investment income ............................     --            (0.01)       --        (0.09)      (0.02)
  Distributions in excess of net
    realized gains (temporary
    book-tax difference) .........................     --             --          --         --         (0.19)
                                                     ------         -------      ------    ------      ------
      Total distributions ........................     --            (0.01)       --        (0.09)      (0.21)
                                                     ------         -------      ------    ------      ------
Net asset value, end of period ...................   $ 7.64       $   8.91     $ 10.11    $  9.38      $ 9.86
                                                     ======         =======      ======    ======      ======
      Total return ...............................   (28.74)%*      (11.81 )%     7.46%     (3.93 )%     0.76%*
Ratio to average net assets:
  Expenses, before reimbursement
    or waivers ...................................     1.90%*         1.91%       2.23%      4.09%       6.28%*
  Expenses, net of reimbursement
    or waivers ...................................     1.90%*         1.84%       1.64%      1.32%       1.30%*
  Net investment income (loss), before
    reimbursement or waivers .....................     1.63%*         0.18%      (0.39 )%   (1.45 )%    (4.29 )%*
  Net investment income ..........................     1.63%*         0.26%       0.20%      1.33%       0.70%*
Portfolio turnover rate ..........................   100.99%*       157.52%      95.18%     88.92%      71.21%*
Average commissions paid on equity
  security transactions** ........................   $ 0.01        $  --       $  --         --           --
Net assets, end of period
  (000's omitted) ................................  $18,803        $24,052     $21,678     $7,815      $4,624


----------
 * Annualized.

** The average commission paid on equity security transactions for the years ended December 31, 1997 and 1996 is less than $0.005 per share of securities purchased and sold. In accordance with SEC disclosure guidelines, the average commissions are calculated for the period beginning with December 31, 1996, but not for prior periods.

================================================================================

LEXINGTON
EMERGING MARKETS FUND,INC.

INVESTMENT ADVISER

--------------------------------------------------------------------------------

LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR

--------------------------------------------------------------------------------

LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

This report has been prepared for the information of the shareholders of Lexington Emerging Markets Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

================================================================================

                                    LEXINGTON

================================================================================

                                    LEXINGTON
                                    EMERGING
                                     MARKETS
                                   FUND, INC.

--------------------------------------------------------------------------------

                        Seeks long-term growth of capital
                         primarily through investment in
                              equity securities of
                        companies domiciled in, or doing
                         business in, emerging countries
                              and emerging markets.

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

                               The Lexington Group
                                   of NO LOAD
                              Investment Companies

================================================================================